Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 150	$ 66	$ 32,027,696	$ (35,518,584)	$ (3,490,672)
Beginning balance, shares at Dec. 31, 2020	150,000	65,308
Common stock issued for conversion of debt		$ 25	1,842,828		1,842,853
Common stock issued for conversion of debt, shares		24,536
Stock-based compensation		$ 1	968,469		968,470
Stock-based compensation, shares		1,227
Net loss				(6,515,303)	(6,515,303)
Common stock issued for conversion of preferred stock		$ 18	827,088		827,106
Common stock issued for conversion of preferred stock, shares		18,024
Common stock issued in conjunction with convertible notes		$ 1	133,662		133,663
Common stock issued in conjunction with convertible notes, shares		1,414
Common stock issued for exercised cashless warrants		$ 1	(1)
Common stock issued for exercised cashless warrant, shares		1,116
Resolution of derivative liability upon exercise of warrants			139,067		139,067
Warrants issued in conjunction with debts			1,024,780		1,024,780
Common stock issued for cash		$ 10	846,791		846,801
Common stock issued for cash, shares		10,419
Ending balance at Dec. 31, 2021	$ 150	$ 122	37,810,380	(42,033,887)	(4,223,235)
Ending balance, shares at Dec. 31, 2021	150,000	122,044
Common stock issued for conversion of debt		$ 165	29,160		29,325
Common stock issued for conversion of debt, shares		165,273
Stock-based compensation			(45,511)		(45,511)
Net loss				(4,384,162)	(4,384,162)
Cumulative-effect adjustment from adoption of ASU 2020-06			(517,500)	439,857	(77,643)
Common stock issued for acquisition of Centurion assets		$ 381	2,475,807		2,476,188
Common stock issued for acquisition of Centurion assets, shares		380,952
Common stock issued for conversion of preferred stock		$ 108	(108)
Common stock issued for conversion of preferred stock, shares	(108)	108,000
Common stock issued in conjunction with convertible notes		$ 18	140,918		140,936
Common stock issued in conjunction with convertible notes, shares		18,170
Common stock issued for exercised cashless warrants		$ 7	(7)
Common stock issued for exercised cashless warrant, shares		6,631
Common stock issued for service		$ 153	844,048		844,201
Common stock issued for service, shares		153,491
Resolution of derivative liability upon exercise of warrants			57,883		57,883
Warrants issued in conjunction with debts			47,628		47,628
Ending balance at Jun. 30, 2022	$ 150	$ 954	40,842,698	(45,978,192)	(5,134,390)
Ending balance, shares at Jun. 30, 2022	149,892	954,561
Beginning balance, value at Dec. 31, 2021	$ 150	$ 122	37,810,380	(42,033,887)	(4,223,235)
Beginning balance, shares at Dec. 31, 2021	150,000	122,044
Common stock issued for conversion of debt		$ 995	652,801		653,796
Common stock issued for conversion of debt, shares		998,899
Stock-based compensation			879,671		879,671
Net loss				(9,818,098)	(9,818,098)
Common stock issued for acquisition of Centurion assets		$ 380	2,475,808		2,476,188
Common stock issued for acquisition of Centurion assets, shares		380,952
Common stock issued for conversion of preferred stock		$ 108	(108)
Common stock issued for conversion of preferred stock, shares	(108)	108,000
Common stock issued in conjunction with convertible notes		$ 18	140,919		140,937
Common stock issued in conjunction with convertible notes, shares		18,170
Common stock issued for exercised cashless warrants		$ 7	(7)
Common stock issued for exercised cashless warrant, shares		6,631
Common stock issued for service		$ 50	164,970		165,020
Common stock issued for service, shares		50,041
Resolution of derivative liability upon exercise of warrants			57,883		57,883
Warrants issued in conjunction with debts			47,628		47,628
Cumulative-effect adjustment from adoption of ASU 2020-06			(517,500)	439,857	(77,643)
Subscription for share issuance		$ 931	930,069		931,000
Subscription for share issuance, shares		931,000
Ending balance at Dec. 31, 2022	$ 150	$ 2,611	42,642,514	(51,412,128)	(8,766,853)
Ending balance, shares at Dec. 31, 2022	149,892	2,615,737
Beginning balance, value at Mar. 31, 2022	$ 150	$ 148	37,353,357	(43,531,980)	(6,178,325)
Beginning balance, shares at Mar. 31, 2022	150,000	148,367
Common stock issued for conversion of debt		$ 151	1,361		1,512
Common stock issued for conversion of debt, shares		151,200
Stock-based compensation			42,174		42,174
Net loss				(2,446,212)	(2,446,212)
Common stock issued for acquisition of Centurion assets		$ 381	2,475,807		2,476,188
Common stock issued for acquisition of Centurion assets, shares		380,952
Common stock issued for conversion of preferred stock		$ 108	(108)
Common stock issued for conversion of preferred stock, shares	(108)	108,000
Common stock issued in conjunction with convertible notes		$ 13	78,431		78,444
Common stock issued in conjunction with convertible notes, shares		12,551
Common stock issued for service		$ 153	844,048		844,201
Common stock issued for service, shares		153,491
Warrants issued in conjunction with debts			47,628		47,628
Adjustment of reverse stock split
Ending balance at Jun. 30, 2022	$ 150	$ 954	40,842,698	(45,978,192)	(5,134,390)
Ending balance, shares at Jun. 30, 2022	149,892	954,561
Beginning balance, value at Dec. 31, 2022	$ 150	$ 2,611	42,642,514	(51,412,128)	(8,766,853)
Beginning balance, shares at Dec. 31, 2022	149,892	2,615,737
Subscription of stock for cash			20,000		20,000
Common stock issued for conversion of debt		$ 10,808	321,784		332,592
Common stock issued for conversion of debt, shares		10,807,823
Common stock issued for adjustment to PPM investors		$ 45,619	(45,619)
Common stock issued for adjustment to investors, shares		45,619,000
Stock-based compensation		$ 322	565,249		565,571
Stock-based compensation, shares		321,428
Net loss				(648,353)	(648,353)
Ending balance at Jun. 30, 2023	$ 150	$ 59,360	43,503,928	(52,060,481)	(8,497,043)
Ending balance, shares at Jun. 30, 2023	149,892	59,363,988
Beginning balance, value at Mar. 31, 2023	$ 150	$ 6,742	42,982,226	(52,150,021)	(9,160,903)
Beginning balance, shares at Mar. 31, 2023	149,892	6,746,764
Subscription of stock for cash			20,000		20,000
Common stock issued for conversion of debt		$ 6,677	95,926		102,603
Common stock issued for conversion of debt, shares		6,676,796
Common stock issued for adjustment to PPM investors		$ 45,619	(45,619)
Common stock issued for adjustment to investors, shares		45,619,000
Stock-based compensation		$ 322	451,395		451,717
Stock-based compensation, shares		321,428
Net loss				89,540	89,540
Ending balance at Jun. 30, 2023	$ 150	$ 59,360	$ 43,503,928	$ (52,060,481)	$ (8,497,043)
Ending balance, shares at Jun. 30, 2023	149,892	59,363,988